owners' equity (Details) shares in Millions	12 Months Ended
	Dec. 31, 2025 Vote shares	Dec. 31, 2024 shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians	66.67%
First Preferred Shares
Common Share capital
Shares authorized	1,000	1,000
Second Preferred Shares
Common Share capital
Shares authorized	1,000	1,000
Common Shares
Common Share capital
Shares authorized	4,000	4,000
Number of votes per common share | Vote	1
Common Shares | Dividend reinvestment and share purchase plan
Common Share capital
Number of shares reserved for issue under options and contracts for sale of shares	45
Common Shares | Restricted share units
Common Share capital
Number of shares reserved for issue under options and contracts for sale of shares	53
Common Shares | TELUS share options
Common Share capital
Number of shares reserved for issue under options and contracts for sale of shares	12